Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2020
AAM/Phocas Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Period Ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 31, 2021, the Fund changed its primary performance benchmark from the FTSE NAREIT All Equity REITs Index to the S&P US REIT TR (USD) Index
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AAM/Phocas Real Estate Fund

Class A Shares (Ticker Symbol: APRAX)

Class C Shares (Ticker Symbol: APRCX)

Class I Shares (Ticker Symbol: APRIX)

A series of Investment Managers Series Trust

Supplement dated February 3, 2021, to the

Prospectus dated May 1, 2020, as supplemented.

Effective January 31, 2021 (the “Effective Date”), the AAM/Phocas Real Estate Fund (the “Fund”) replaced its benchmark index, the FTSE NAREIT All Equity REITs Index, with the S&P US REIT TR (USD) Index. Accordingly, the “Average Annual Total Returns” table on page 5 of the Prospectus is deleted and replaced with the following:

AAM/Phocas Real Estate Fund | S&P US REIT TR (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.79%	[1]
AAM/Phocas Real Estate Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APRAX
1 Year	rr_AverageAnnualReturnYear01	22.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.11%	[2]
AAM/Phocas Real Estate Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APRCX
AAM/Phocas Real Estate Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APRIX
1 Year	rr_AverageAnnualReturnYear01	30.45%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	11.78%
AAM/Phocas Real Estate Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.98%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.70%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.95%	[3]
AAM/Phocas Real Estate Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.90%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.21%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.58%	[3]

[1]	Effective January 31, 2021, the Fund changed its primary performance benchmark from the FTSE NAREIT All Equity REITs Index to the S&P US REIT TR (USD) Index. Advisors Asset Management, Inc, the Fund’s advisor, believes the S&P US REIT TR (USD) Index provides similar information to the prior index, while providing better value to shareholders.
[2]	Class A Shares were first offered on August 27, 2018. The performance figures for Class A Shares include the performance for Class I Shares for the period prior to August 27, 2018, adjusted for Class A Shares’ expenses, which are higher than the expenses of Class I Shares.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.